Summary of Accounting Policies	12 Months Ended
Mar. 31, 2011
Summary of Accounting Policies
Summary of Accounting Policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (the "Company") and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as "Nomura."

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. In April 2010, Nomura established a Wholesale Division, encompassing the former Global Markets, Investment Banking and Merchant Banking Divisions. Also, Nomura realigned its reportable segments to reflect how it operates and manages its business. Accordingly, Nomura's management structure and management reporting is now based on the Retail, Asset Management, and Wholesale segments.

In its Retail business, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management business, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale business, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on the investments by increasing the corporate value of investee companies.

Basis of presentation—

The accounting and financial reporting policies of the Company conform to accounting principles generally accepted in the United States ("U.S. GAAP") as applicable to broker-dealers. Effective July 1, 2009, Nomura adopted the Financial Accounting Standards Board ("FASB") Accounting Standard Codification™ ("Codification") as required by Accounting Standard Codification Topic ("ASC") 105 "Generally Accepted Accounting Principles" and Accounting Standards Update ("ASU") No. 2009-01 "Topic 105—Generally Accepted Accounting Principles." The primary objective of the Codification is to simplify access to all authoritative literature related to a particular topic in one place by replacing former authoritative guidance provided from different sources in various pronouncements such as Statement of Financial Accounting Standards, Emerging Issue Task Force Abstracts, FASB Interpretations, FASB Staff Positions, AICPA Statements of Position and Industry Guides. Further, effective July 1, 2009, any changes to the Codification are communicated by the FASB through an ASU.

As the Codification is not intended to change U.S. GAAP but rather consolidates it into a single set of rules, adoption of the Codification by the Company has not had a material financial impact on these consolidated financial statements. All technical references to U.S. GAAP pronouncements within these consolidated financial statements have been replaced with the relevant Codification topic or sub-topic references.

These consolidated financial statements include the accounts of the Company and other entities in which it has a controlling financial interest. The Company initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity ("VIE") under ASC 810, "Consolidation" ("ASC 810"). VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. The Company consolidates VIEs where Nomura is the primary beneficiary, which is where Nomura holds variable interests that provide power over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses meeting a significance test, provided that Nomura is not acting as a fiduciary for other interest holders. For certain VIE entities that qualify as investment companies under ASC 946 "Financial Services—Investment Companies" ("ASC 946") or for which it is industry practice to apply guidance consistent with the measurement principles in ASC 946, Nomura is the primary beneficiary when it holds interests that will absorb a majority of the expected losses or a majority of the expected residual returns of the entity, or both.

For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.

Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting ("equity method investments") and reported in Other assets—Investments in and advances to affiliated companies or at fair value by electing the fair value option permitted by ASC 825 "Financial Instruments" ("ASC 825") and reported within Trading assets or Private equity investments. Investments undertaken by Nomura's merchant banking business are reported within Private equity investments. Other investments are reported within Trading assets. Equity investments in which Nomura has neither control nor significant influence are carried at fair value, with changes in fair value recognized through the consolidated statements of operations.

Certain entities in which the Company has a financial interest are investment companies under ASC 946. These entities, including subsidiaries such as Nomura Principal Finance Co., Ltd. ("NPF"), carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of operations.

The Company's principal subsidiaries include Nomura Securities Co., Ltd. ("NSC"), Nomura Securities International, Inc. and Nomura International plc ("NIP").

All material intercompany transactions and balances have been eliminated on consolidation. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Use of estimates—

In presenting these consolidated financial statements, management makes estimates regarding the valuation of certain financial instruments and investments, the outcome of litigation and tax examinations, the recovery of the carrying value of goodwill, the allowance for doubtful accounts, the realization of deferred tax assets and other matters that affect the reported amounts of assets and liabilities as well as the disclosures in these consolidated financial statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results may differ from estimates which could have a material impact on these consolidated financial statements, and it is possible that such adjustments could occur in the near term.

Fair value of financial instruments—

A significant amount of Nomura's financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of operations. Use of fair value is either specifically required under U.S. GAAP or Nomura makes an election to use fair value for certain eligible items under the fair value option.

Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura's principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 3, "Fair value of financial instruments" below for more information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.

Private equity business—

Private equity investments are generally carried at fair value, with changes in fair value recognized through the consolidated statements of operations. See Note 5, "Private equity business" for more information.

Transfers of financial assets—

Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, if, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held and (c) the transferor has not maintained effective control over the transferred asset.

In connection with its securitization activities, Nomura utilizes special purpose entities ("SPEs") to securitize commercial and residential mortgage loans, government and corporate securities and other types of financial assets. Nomura's involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are accounted for at fair value and included in Trading assets within the consolidated balance sheets with the change in fair value included within Revenue—Net gain (loss) on trading in the consolidated statements of operations.

Foreign currency translation—

The financial statements of the Company's subsidiaries are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries which have a functional currency other than Japanese yen are translated into Japanese yen at exchange rates in effect at the balance sheet date; all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are accumulated and reported through NHI shareholders' equity within Accumulated other comprehensive loss.

Foreign currency assets and liabilities are translated at exchange rates in effect at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of operations.

Fee revenue—

Revenue—Commissions includes amounts charged for executing brokerage transactions accrued on a trade date basis and are included in current period earnings. Revenue—Fees from investment banking includes securities underwriting fees and other corporate financing services fees. Underwriting fees are recorded when services for underwriting are completed. All other fees are recognized when related services are performed. Revenue—Asset management and portfolio service fees are accrued over the period that the related services are provided or when specified performance requirements are met.

Trading assets and trading liabilities—

Trading assets and Trading liabilities primarily comprise debt and equity securities, derivatives, and loans.

Trading assets and Trading liabilities, including contractual commitments arising pursuant to derivative transactions, are recognized on the consolidated balance sheets on a trade date basis and carried at fair value with changes in fair value reported within Revenue—Net gain (loss) on trading in the consolidated statements of operations.

Collateralized agreements and collateralized financing—

Collateralized agreements consist of resale agreements and securities borrowed. Collateralized financing consists of repurchase agreements, securities loaned and other secured borrowings.

Resale and repurchase agreements ("repo transactions") principally involve the buying or selling of government and government agency securities under agreements with clients to resell or repurchase these securities to or from those clients. Nomura monitors the value of the underlying securities on a daily basis relative to the related receivables and payables, including accrued interest, and requests or returns additional collateral when appropriate. Repo transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recorded on the consolidated balance sheets at the amount at which the securities were originally acquired or sold with applicable accrued interest, as appropriate. Certain repo transactions are carried at fair value through election of the fair value option. No allowance for credit losses is generally recorded on repurchase agreements due to the strict collateralization requirements.

Repo transactions where the maturity of the security transferred as collateral matches the maturity of the repo transaction ("repo-to-maturity transactions") are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 "Transfers and Servicing" ("ASC 860") are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2010 and March 31, 2011 was ¥185,047 million and ¥169,766 million, ($2,051 million), respectively.

Japanese "Gensaki" transactions which have no margin requirements nor substitution rights have also been historically accounted for as sales where the criteria for derecognition of the transferred financial assets under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under Gensaki transactions as of March 31, 2010 and 2011 were not significant. These transactions have largely been replaced with "Gensaki Repo transactions" which have been more common in Japanese financial markets since 2001. Unlike Gensaki transactions, Gensaki Repo transactions contain margin requirements, rights of security substitution, and certain restrictions on the client's right to sell or repledge the transferred securities. Accordingly, Gensaki Repo transactions are accounted for as collateralized agreements or collateralized financing transactions and are recorded on the consolidated balance sheets at the amount that the securities were originally acquired or sold with applicable accrued interest, as appropriate.

Repo transactions (including Gensaki Repo transactions) are presented in the consolidated balance sheets net-by-counterparty, where offsetting is consistent with ASC 210-20 "Balance Sheet—Offsetting" ("ASC 210-20"). See Note 7 "Collateralized transactions" for more information on netting.

Securities borrowed and securities loaned are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. Securities borrowed and securities loaned are generally cash collateralized and are recorded on the consolidated balance sheets at the amount of cash collateral advanced or received. Securities borrowed transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities loaned transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities borrowed or loaned and requires additional cash or securities, as necessary, to ensure that such transactions are adequately collateralized. No allowance for credit losses is generally recorded on securities borrowing transactions due to the strict collateralization requirements.

Certain Japanese securities lending transactions are accounted for as sales where the criteria for derecognition of the transferred financial assets under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under these transactions as of March 31, 2010 and March 31, 2011 was ¥153,808 million and ¥291,870 million, ($3,527 million) respectively.

Other secured borrowings consist primarily of secured borrowings from financial institutions and central banks in the inter-bank money market, and are recorded at contractual amounts.

Trading balances of secured borrowings consist of the liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales and are included in the consolidated balance sheets in Long-term borrowings. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 8, "Securitization and Variable Interest Entities (VIEs)" and Note 12, "Borrowings" for further information regarding these transactions.

On the consolidated balance sheets, all Nomura-owned securities pledged to counterparties where the counterparty has the right to sell or repledge the securities, including Gensaki Repo transactions, are shown parenthetically in Trading assets as Securities pledged as collateral.

Derivatives—

Nomura uses a variety of derivative financial instruments, including futures, forwards, swaps and options, for both trading and non-trading purposes. All freestanding derivatives are carried at fair value in the consolidated balance sheets and reported within Trading assets or Trading liabilities depending on whether fair value is positive or negative, respectively. Changes in fair value are recognized either through the consolidated statements of operations or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.

Derivative assets and liabilities are presented in the consolidated balance sheets on a net-by-counterparty basis where offsetting is consistent with ASC 210-20. In addition, fair value amounts recognized for the right to reclaim cash collateral (a receivable) and the obligation to return cash collateral (a payable) are also offset against net derivative liabilities and net derivative assets, respectively.

Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are carried at fair value. Embedded derivatives bifurcated from an underlying host debt instrument are reported in Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

Trading

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value reported in the consolidated statement of operations within Revenue—Net gain (loss) on trading.

Non-trading

In addition to its trading activities, Nomura uses derivative financial instruments for other than trading purposes such as to manage risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Certain derivatives used for non-trading purposes are formally designated as fair value and net investment accounting hedges under ASC 815 "Derivatives and Hedging" ("ASC 815").

Nomura designates derivative financial instruments as fair value hedges of interest rate risk arising from specific financial liabilities. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities through the consolidated statements of operations within Interest expense.

Derivative financial instruments designated as hedges of the net investment in foreign operations are linked to specific subsidiaries with non-Japanese yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through NHI shareholders' equity within Accumulated other comprehensive loss. Change in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate is excluded from the measure of hedge effectiveness and is reported in the consolidated statements of operations within Revenue—Other.

See Note 4 "Derivative Instruments and Hedging Activities" for more information

Loans receivable—

Loans receivable are loans which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value or at amortized cost. Interest earned on Loans receivable is generally reported in the consolidated statements of operations within Revenue—Interest and dividends.

Loans receivable carried at fair value

Certain loans which are risk managed on a fair value basis are carried at fair value through election of the fair value option. Nomura makes this election to mitigate volatility in the consolidated statement of operations caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable accounted for at fair value are reported in the consolidated statements of operations within Revenue—Net gain (loss) on trading.

Loans receivable carried at amortized cost

Loans receivable which are not accounted for at fair value are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees or costs, unamortized premiums or discounts on purchased loans and after deducting applicable allowance for loan losses.

Loan origination fees, net of direct origination costs, are amortized to Revenue—Interest and dividends as an adjustment to yield over the life of the loan. Net unamortized deferred fees and costs were ¥525 million and ¥483 million ($6 million) as of March 31, 2010 and March 31, 2011, respectively.

See Note 9 "Financing receivables" for more information.

Other receivables—

Receivables from customers include amounts receivable on client securities transactions and Receivables from other than customers include amounts receivable for securities not delivered to a purchaser by the settlement date, margin deposits, commissions, and net receivables arising from unsettled securities transactions. The net receivable arising from unsettled securities transactions reported within Receivables from other than customers was ¥95,954 million and nil as of March 31, 2010 and March 31, 2011, respectively.

These amounts are carried at contractual amounts due less any applicable allowance for credit losses which reflects management's best estimate of probable losses incurred within receivables which have been specifically identified as impaired. The allowance for credit losses is reported in the consolidated balance sheets within the Allowance for doubtful accounts.

Loan commitments—

Unfunded loan commitments are accounted for as either off-balance sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the fair value option.

Loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or will be elected for the fair value option, the loan commitment is also generally held at fair value, with changes in fair value reported in the consolidated statement of operations within Revenue—Net gain (loss) on trading. Loan commitment fees are recognized as part of the fair value of the commitment when earned.

For loan commitments where the loan will be held for the foreseeable future, Nomura recognizes an allowance for credit losses which is reported within Other liabilities—other in the consolidated balance sheets which reflects management's best estimate of probable losses incurred which have been specifically identified as impaired. Loan commitment fees are generally deferred and recognized over the term of the arrangement as an adjustment to yield.

Payables and deposits—

Payables to customers include amounts payable on client securities transactions and are generally measured at contractual amounts due.

Payables to other than customers include payables to brokers and dealers for securities not received from a seller by the settlement date and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due. The net payable arising from unsettled securities transactions reported within Payables to other than customers was nil and ¥60,771 million ($734 million) as of March 31, 2010 and March 31, 2011, respectively.

Deposits received at banks represent amounts held on deposit within Nomura's banking subsidiaries and are measured at contractual amounts due.

Office buildings, land, equipment and facilities—

Office buildings, land, equipment and facilities, held for use by Nomura are stated at cost, net of accumulated depreciation and amortization, except for land, which is stated at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of operations.

Depreciation and amortization charges are generally computed using the straight-line method and at rates based on estimated useful lives of each asset according to general class, type of construction and use. The estimated useful lives for significant asset classes are as follows:

Office buildings	5 to 50 years
Equipment and facilities	3 to 35 years
Software	Up to 5 years

Depreciation and amortization is included in Non-interest expenses—Information processing and communications in the amount of ¥56,429 million, ¥51,924 million, ¥52,455 million ($633 million), and in Non-interest expenses—Occupancy and related depreciation in the amount of ¥19,351 million, and ¥21,157 million, and ¥23,132 million ($280 million) for the years ended March 31, 2009, 2010 and 2011, respectively.

Leases that involve real estate are classified as either operating or capital leases in accordance with ASC 840 "Leases" ("ASC 840"). Rent expense relating to operating leases is recognized over the lease term on a straight-line basis. If the lease is classified as a capital lease, Nomura records the real estate on the consolidated balance sheets and a liability for minimum lease payments. The real estate is initially recognized at fair value as determined in accordance with ASC 820, and subsequently depreciated over its useful life on straight-line basis. Where Nomura has certain involvement in the construction of real estate subject to a lease, Nomura is deemed the owner of the construction project and records the real estate on the consolidated balance sheet until construction is completed. At the end of the construction period the real estate is either derecognized or continues to be recognized on Nomura's balance sheet in accordance with ASC 840, depending on the extent of Nomura's continued involvement with the real estate.

Long-lived assets, excluding goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flow generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.

Nomura recorded non-cash impairment charges of ¥2,656 million, and ¥194 million, and ¥1,532 million ($19 million) substantially related to write-downs of software, office buildings, land, equipment, facilities, and other assets for the years ended March 31, 2009, 2010 and 2011, respectively. These losses are included in the consolidated statements of operations in Non-interest expenses—Other. The revised carrying values of these assets were based on the estimated fair value of the assets.

Investments in equity securities—

Nomura holds minority stakes in the equity securities of unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies will also often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships.

These investments, which Nomura refers to as being held for operating purposes, are carried at fair value within Other assets—Investments in equity securities in the consolidated balance sheets, with changes in fair value reported within Revenue—Gain (loss) on investments in equity securities in the consolidated statements of operations. These investments comprise listed and unlisted equity securities in the amounts of ¥89,045 million and ¥33,903 million, respectively, as of March 31, 2010 and ¥66,792 million ($807 million) and ¥24,243 million ($293 million), respectively, as of March 31, 2011.

Non-trading debt securities—

Non-trading debt securities consist of debt securities mainly held by non-trading subsidiaries. Non-trading debt securities are carried at fair value, with changes in fair value reported within Revenue—Other in the consolidated statements of operations.

Short-term and long-term borrowings—

Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain features outside of Nomura's control that allows the investor to demand redemption within one year from original issuance date.

Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 ("secured financing transactions"). Of these financial liabilities, certain structured notes and secured financing transactions are accounted for at fair value on a recurring basis through election of the fair value option. Other short and long-term borrowings are primarily carried at amortized cost.

Structured notes—

Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation.

All structured notes issued by Nomura on or after April 1, 2008 are carried at fair value on a recurring basis through election of the fair value option. This blanket election for structured notes is made primarily to mitigate the volatility in the consolidated statements of operations caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.

Certain structured notes outstanding as of March 31, 2008 were already measured at fair value but others continue to be accounted for by Nomura by bifurcating the embedded derivative from the associated debt host contract. The embedded derivative is accounted for at fair value and the debt host contract is accounted for at amortized cost.

Changes in the fair value of structured notes elected for the fair value option and bifurcated embedded derivatives are reported within Revenue—Net gain (loss) on trading in the consolidated statements of operations.

Income taxes—

Deferred tax assets and liabilities are recorded for the expected future tax consequences of tax loss carryforwards and temporary differences between the carrying amounts and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is provided for tax benefits available to Nomura that are not deemed more likely than not to be realized.

Nomura recognizes and measures unrecognized tax benefits based on Nomura's estimate of the likelihood, based on the technical merits, that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura's effective tax rate in the period in which it occurs.

Stock-based compensation—

Stock-based awards issued by Nomura are classified as either equity or liability awards depending on the terms of the award.

Stock-based awards which will be settled by the delivery of Nomura shares are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.

Stock-based awards such as Notional Stock Unit ("NSU") which will be settled in cash are classified as liability awards. These are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.

For both equity and liability awards, fair value is determined either by using option pricing models or based on the market price of the Company's shares. Compensation cost is recognized in the consolidated statements of operations over the requisite service period, which generally is equal to the vesting period.

See Note 15. "Stock-based compensation plans" for further information regarding stock-based compensation.

Earnings per share—

The computation of basic earnings per share is based on the average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted method.

Cash and cash equivalents—

Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.

Goodwill and intangible assets—

Goodwill and intangible assets not subject to amortization are reviewed annually, or more frequently in certain circumstances, for impairment. Goodwill is the cost of acquired companies in excess of the fair value of identifiable net assets at acquisition date. Nomura periodically assesses the recoverability of goodwill by comparing the fair value of each reporting unit to which goodwill relates to the carrying amount of the reporting unit including goodwill. If such assessment indicates that the fair value is less than the related carrying amount, a goodwill impairment determination is made. Identifiable intangible assets with finite lives are amortized over their expected useful lives.

Nomura's equity method investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment.

Restructuring costs—

Costs associated with an exit activity are recognized at fair value in the period in which the liability is incurred. Such costs include one-time termination benefits provided to employees, costs to terminate certain contracts and costs to relocate employees. Termination benefits provided to employees as part of ongoing benefit arrangements are recognized as liabilities during the period in which it is probable that Nomura has incurred a liability and the amount of the liability can be reasonably estimated.

Restructuring costs of a plan to either exit an activity of a company acquired by Nomura or involuntarily terminate or relocate employees of an acquired company are recognized as liabilities assumed in a business combination only if an obligation to incur the costs associated with these activities existed at the acquisition date.

New accounting pronouncements adopted during the current year—

The following new accounting pronouncements relevant to Nomura have been adopted during the year ended March 31, 2011:

Transfers of financial assets and consolidation of variable interest entities

In December 2009, the FASB issued ASU No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" ("ASU 2009-16") which incorporated new guidance for the accounting for transfers of financial assets into ASC 860. ASU 2009-16 changed the requirements for derecognizing financial assets, eliminated the concept of a qualified special purpose entity ("QSPE"), and requires additional disclosures about transfers of financial assets and a transferor's continuing involvement with transfers accounted for as sales. The requirements for derecognizing financial assets include new restrictions regarding when a portion of a financial asset may be accounted for as a sale, as well as a clarification of the criteria required for legal isolation of the transferred assets. Entities previously considered as QSPEs are now evaluated for consolidation under the revised guidance provided by ASC 810 as amended by ASU 2009-17, as described below, provided Nomura had variable interests in those entities at the adoption date.

Nomura prospectively adopted the amendments to ASC 860 from ASU 2009-16 as of April 1, 2010. The adoption did not have a material impact on these financial statements.

In December 2009, the FASB issued ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17") which incorporated new guidance for the consolidation of VIE into ASC 810.

ASU 2009-17 amended the rules defining VIEs and requires a company to perform a qualitative analysis to determine if a VIE should be consolidated. If a company has variable interests that provide it with power over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses meeting a significance test, the company consolidates the entity, provided that the company is not acting as a fiduciary for other interest holders. Under the new qualitative approach, a quantitative analysis of exposure to expected benefit and loss is no longer determinative in isolation. ASU 2009-17 also requires the consolidation or deconsolidation of VIEs to be evaluated on an ongoing basis, which differs from previous guidance that required evaluation when Nomura first became involved with a VIE and only upon occurrence of certain triggering events.

ASU 2009-17 contains special transition provisions governing whether the assets, liabilities, and noncontrolling interests resulting from consolidation of entities at the date of adoption should occur at their carrying amounts (as if such entities had been consolidated under the revised guidance prior to the adoption date), fair value, or at unpaid principal balances. At adoption, differences between the net amount added to the balance sheet upon consolidation and the amount previously recognized on an unconsolidated basis are recognized as a cumulative adjustment to the beginning balance of retained earnings.

In February 2010, the FASB issued ASU No. 2010-10 "Consolidation (Topic 810): Amendments for Certain Investment Funds" ("ASU 2010-10") which indefinitely deferred the amendments to ASC 810 introduced by ASU 2009-17 for certain entities that qualify as investment companies under ASC 946 or for which it is industry practice to apply guidance consistent with the measurement principles in ASC 946, as long as Nomura has no explicit or implicit obligation to fund losses of the entity that could potentially be significant to the entity (except for certain qualifying money market funds). The ASU did not defer the revised disclosures requirements of ASU 2009-17 for entities determined to be VIEs under guidance existing prior to ASU 2009-17.

Nomura adopted the revised guidance in ASC 810 introduced by ASU 2009-17 and ASU 2010-10 on April 1, 2010 and analyzed the impact on all QSPEs, SPEs, funds and similar entities with which it is involved. Entities qualifying for the deferral under ASU 2010-10 continue to be assessed for consolidation under the guidance included in ASC 810 prior to amendment thereof by ASU 2009-17.

Based on the results of this analysis, Nomura consolidated certain securitization vehicles, which increased total assets by ¥292 billion, total liabilities by ¥297 billion, and decreased total shareholders' equity by ¥5 billion upon adoption as of April 1, 2010. The increase in total assets also did not have a significant effect on Nomura's calculation of risk-weighted assets and therefore did not have a significant effect on Nomura's capital ratios.

Enhanced disclosures about the credit quality of financing receivables and the allowance for loan losses

In July 2010, the FASB issued amendments to ASC 310 "Receivables" ("ASC 310") through issuance of ASU 2010-20 "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" ("ASU 2010-20"). ASU 2010-20 requires greater transparency of a reporting entity's exposure to credit losses from lending arrangements and significantly expands disclosures by requiring more robust and disaggregated disclosures for the following:

•	Nonaccrual and past due financing receivables;

•	The allowance for credit losses related to financing receivables;

•	Impaired loans (individually evaluated for impairment);

•	Credit quality information; and

•	Modifications (e.g. troubled debt restructurings).

For public entities such as Nomura, the new and amended disclosures that relate to information as of the end of a reporting period (i.e. balance sheet disclosures) were generally effective for the first interim or annual reporting period ending on or after December 15, 2010. New disclosures under ASU 2010-20 that relate to activity that occurs during a reporting period are generally effective for the first interim or annual periods beginning on or after December 15, 2010.

See Note 9 "Financing receivables" in these consolidated financial statements where the new disclosures have been provided.

In January 2011, the FASB issued ASU 2011-01, "Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20" which deferred the disclosures related to troubled debt restructurings originally required by ASU 2010-20 until related revised accounting guidance on troubled debt restructurings was issued. Following issuance of ASU 2011-02 "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02") in April 2011 and described further below, these disclosures will now be effective for interim and annual periods beginning on or after June 15, 2011.

As ASU 2010-20 only introduces new disclosures and does not impact how Nomura accounts for financing receivables, adoption of ASU 2010-20 has not had, and is not expected to have, a material impact on these consolidated financial statements.

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Presentation of comprehensive income

In June 2011, the FASB issued amendments to ASC 220 "Comprehensive Income" ("ASC 220") through issuance of ASU 2011-05 "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05") which revises the manner in which reporting entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require reporting entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.

ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. Nomura currently expects to adopt the new requirements from April 1, 2012. Because the new requirements only change how comprehensive income is presented within these consolidated financial statements rather than changing when an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, the new requirements are not expected to have a material impact on these consolidated financial statements.

Fair value measurement and disclosures

In May 2011, the FASB issued amendments to ASC 820 through issuance of ASU 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"), which amends the descriptions for measuring fair value and existing fair value measurement disclosures and in particular:

•

Prohibits application of block discounts for all fair value measurements, regardless of classification in the fair value hierarchy and clarifies how other premiums or discounts should be applied in a fair value measurement;

•	Allows the fair value of certain financial instruments held in a portfolio to be measured on the basis of the net position being managed if certain criteria are met;

•	Clarifies that the concepts of highest and best use and valuation premise in a fair value measurement are not relevant for most financial assets and financial liabilities;

•

Clarifies that the fair value of own equity instrument classified in shareholders' equity and certain liabilities should be measured from the perspective of a market participant that holds the instrument as an asset;

•

Clarifies that the principal market should be determined based on the market with greatest volume and level that a reporting entity can access, which is usually the market in which the reporting entity usually transacts;

•	Requires additional qualitative and quantitative disclosures around fair value measurements, including more information around Level 3 inputs.

ASU 2011-04 is effective prospectively during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted.

Nomura will adopt ASU 2011-04 from January 1, 2012 and is currently evaluating its impact on these consolidated financial statements.

Accounting for troubled debt restructurings

In April 2011, the FASB issued amendments to ASC 310 through issuance of ASU 2011-02 "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02") which provides additional guidance and clarification to creditors in determining whether a debt restructuring constitutes a troubled debt restructuring.

ASU 2011-02 is effective for interim or annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption.

As a result of issuance of ASU 2011-02, new disclosures around troubled debt restructuring required by ASU 2010-20 described above will also be effective for interim or annual periods beginning on or after June 15, 2011.

Nomura will adopt the new requirements from July 1, 2011 and does not expect these to have a material impact on these consolidated financial statements.

Accounting for repurchase agreements and similar transactions

In April 2011, the FASB issued amendments to ASC 860 through issuance of ASU 2011-03 "Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03") which modifies the effective control criterion for when repurchase agreements and similar transactions are accounted for as secured financing transactions or sales. Currently, when assessing effective control, one of the conditions a transferor has to meet is the ability to repurchase or redeem the financial assets even in the event of default of the transferee. This ability is demonstrated through obtaining cash or other collateral sufficient to fund substantially all of the cost to purchase replacement assets should the transferee fail to return the transferred asset. The new requirements remove this condition and consequently, the level of cash collateral, haircuts and ongoing margining received by the transferor in a repurchase agreement or other similar agreement is now irrelevant in determining if it should be accounted for as a sale.

ASU 2011-03 is effective prospectively for new transactions and modifications of existing transactions that occur on or after the first interim or annual period after December 15, 2011. Early adoption is prohibited.

Nomura will therefore adopt the new requirements from January 1, 2012 and does not expect these to have a material impact on these consolidated financial statements. Certain Japanese securities lending transactions undertaken after adoption date will be accounted for as secured borrowings rather than sales in these consolidated financial statements as the criteria for derecognition of the transferred financial assets under ASC 860 will no longer be met. The amounts of securities derecognized from the consolidated balance sheets under open securities lending transactions as of March 31, 2010 and 2011 were ¥153,808 million and ¥291,870 million ($3,527 million), respectively.

Disclosure of supplementary pro forma information for business combinations

In December 2010, the FASB issued amendments to ASC 805 "Business Combinations" ("ASC 805") through issuance of ASU 2010-29 "Disclosures of Supplementary Pro Forma Information for Business Combinations" ("ASU 2010-29"), which addresses diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. When a business combination has occurred, ASU 2010-29 requires a public entity that presents comparative financial statements to disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

ASU 2010-29 is effective prospectively for business combinations occurring in fiscal years beginning on or after December 15, 2010 with early adoption permitted.

Nomura will adopt the new requirements for future business combinations occurring on or after April 1, 2011. Because the new requirements only provide clarification on disclosure requirements, these are not expected to have a material impact on these consolidated financial statements.

Impairment testing of goodwill and other intangibles

In December 2010, the FASB issued amendments to ASC 350 "Intangibles—Goodwill and Other" ("ASC 350") through issuance of ASU 2010-28 "When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts" ("ASU 2010-28"), which addresses questions about determination of the impairment of goodwill in certain narrow circumstances. Under ASC 350, testing for goodwill impairment is a two-step test conducted at the "reporting unit" level. When a goodwill impairment test is performed, an entity must assess whether the carrying amount of a reporting unit exceeds its fair value (Step 1). If it does, an entity must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts by requiring performance of Step 2 of the test if it is more likely than not that a goodwill impairment exists. Upon adoption of the ASU, an entity with a reporting unit that has a carrying amounts that is zero or negative is required to assess whether it is more likely than not that the reporting unit's goodwill is impaired.

ASU 2010-28 is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2010.

Nomura will adopt the new requirements from April 1, 2011 and they will not have a material impact on these consolidated financial statements in the quarter of adoption.

Fair value measurement disclosures

In January 2010, the FASB issued amendments to ASC 820 through issuance of ASU 2010-06 "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06") which expands fair value disclosure requirements, including a requirement that information about purchases, sales, issuances and settlements of Level 3 instruments be provided on a gross basis.

The majority of the disclosure requirements of ASU 2010-06 were effective for interim or annual periods beginning after December 15, 2009, which for Nomura was the fourth quarter commencing on January 1, 2010. Gross information on purchases, sales, issuances and settlements is required in fiscal years beginning after December 15, 2010 which for Nomura will be within the fiscal year commencing on April 1, 2011 and interim periods within that fiscal year.

Because the new requirements only introduce new disclosures and do not impact upon how Nomura measures fair value, they are not expected to have a material impact on these consolidated financial statements.

Revenue recognition of multiple-deliverable revenue arrangements

In October 2009, the FASB issued amendments to ASC 605 "Revenue Recognition" through issuance of ASU 2009-13 "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements-a consensus of the FASB Emerging Issues Task Force" ("ASU 2009-13"), which amends the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit.

ASU 2009-13 is effective prospectively from fiscal years beginning on or after June 15, 2010 with early adoption permitted.

Nomura will adopt ASU 2009-13 from April 1, 2011 and it will not have a material impact on these consolidated financial statements.

 Other accounting developments—

Offsetting of financial instruments

In January 2011, as part of the ongoing plan to converge International Financial Reporting Standards and U.S. GAAP, the International Accounting Standards Board and the FASB issued an exposure draft significantly restricting the rules for when financial instruments such as repurchase agreements and derivatives can be offset in the balance sheet. In particular:

•

Netting would be required (rather than permitted) only if Nomura has an unconditional and legally enforceable right to set off financial instruments and intends either to settle the eligible asset and eligible liability on a net basis or simultaneously (i.e. at the same moment);

•	Netting collateral amounts against recognized financial assets and liabilities would not be permitted; and

•	Netting currently permitted under industry-specific accounting guidance, including guidance for broker-dealers such as Nomura, would be eliminated.

The exposure draft also introduces significant new disclosure requirements around netting and related arrangements (such as collateral agreements) and the effect of those arrangements on net exposures.

Nomura is currently evaluating the requirements of the exposure draft, but expects adoption of the new guidance, if it is issued as currently drafted, to result in a material increase in the size of Nomura's consolidated balance sheet.